CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 159,338	$ 143,291	$ 116,920
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	157,142	156,301	77,801
Stock-based compensation	67,223	56,980	40,547
Accrued severance pay, net	1,020	(788)	3
Amortization of premium and discount and accrued interest on marketable securities	(598)	646	2,441
Deferred taxes, net	(30,172)	(70,805)	(25,905)
Changes in operating assets and liabilities:
Trade receivables, net	(72,583)	37,735	(31,784)
Prepaid expenses and other current assets	(29,852)	(6,839)	2,078
Trade payables	(3,526)	2,665	4,392
Accrued expenses and other liabilities	48,095	25,541	17,994
Deferred revenues	92,768	41,624	9,379
Long term liabilities	(1,024)	(5,169)	7,529
Loss on disposal of discontinued operations			9,148
Realized gain on marketable securities			(3,388)
Amortization of discount on long-term debt	8,670	13,547	379
Other	108	(67)	678
Net cash provided by operating activities	396,609	394,662	228,212
Cash flows from investing activities:
Purchase of property and equipment	(31,442)	(39,889)	(27,278)
Purchase of investments	(429,500)	(133,423)	(47,221)
Proceeds from investments	137,180	64,295	449,880
Payments for business acquisitions, net of cash acquired	(104,776)	(76,027)	(1,156,249)
Investments in affiliates and other purchases			(1,500)
Capitalization of internal use software costs	(32,225)	(27,936)	(8,502)
Repayment from sale of discontinued operations			(9,148)
Net cash used in investing activities	(460,763)	(212,980)	(800,018)
Cash flows from financing activities:
Proceeds from issuance of shares upon exercise of options	19,048	19,240	23,525
Purchase of treasury shares	(26,004)	(24,428)	(43,630)
Dividends paid		(9,637)	(38,202)
Capital lease payments	(876)	(137)	(1,087)
Proceeds from issuance of debt, net of costs			464,841
Proceeds from issuance of exchangeable senior notes, net		260,135
Repayment of long-term debt		(260,000)
Repayment of short-term debt	(8,436)
Net cash provided by (used in) financing activities	(16,268)	(14,827)	405,447
Effect of exchange rate changes on cash	(5,781)	4,421	(2,546)
Net change in cash and cash equivalents	(86,203)	171,276	(168,905)
Cash and cash equivalents at the beginning of the year	328,302	157,026	325,931
Cash and cash equivalents at the end of the year	242,099	328,302	157,026
Supplemental disclosure of cash flows activities:
Income taxes	42,858	33,029	28,396
Interest	12,319	7,910	2,201
Non-cash activities:
Decrease (increase) in other receivables with respect to exercise of share options	53	138	(99)
Increase in accrued expenses and other liabilities with respect to purchase of treasury shares	$ 1,282